Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash deposits with a related party	¥ 29,128	¥ 169,261
Cash at bank and on hand	7,475,138	5,271,362
Cash and cash equivalents	¥ 7,504,266	¥ 5,440,623	¥ 1,077,430	¥ 279,198